Nationwide Inflation Protected Securities Fund Investment Risks - Nationwide Inflation Protected Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksThe Fund cannot guarantee that it will achieve its investment objective. As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Inflation Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-protected securities risk – because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation-protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund’s income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.
Inflation Protected Securities Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-protected securities tax risk – any increase in the principal amount of an inflation-protected security is considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive the principal until maturity. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. In addition, adjustments during the taxable year for deflation to an inflation-protected bond held by the Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.
U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Redemptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemptions risk – the Fund is an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.